DEFERRED ENGINEERING COSTS	12 Months Ended
Dec. 31, 2021
Deferred Costs [Abstract]
DEFERRED ENGINEERING COSTS

NOTE 5 — DEFERRED ENGINEERING COSTS

Deferred engineering costs of approximately $110.0 million and $110.5 million at December 31, 2021 and 2020, respectively, represent detailed engineering services related to the Driftwood terminal. The balance in this account will be transferred to construction in progress upon reaching an affirmative FID by the Company’s Board of Directors.